Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net income	$ 13,412	$ 304	$ 5,915	$ 32,845	$ 30,992	$ (29,439)	$ 25,729	$ 20,387	$ 52,476	$ 47,669	$ 1,096
Less: Dividend equivalents paid to vested RSUs and SARs									(940)	(884)	(360)
Net income available to common shareholders									$ 51,536	$ 46,785	$ 736
Denominator
Weighted average shares outstanding-Basic									34,129,880	25,792,932	25,843,348
Weighted average shares outstanding-Diluted									34,243,456	25,961,605	25,992,062
Earnings per share:
Basic	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.18	$ (1.15)	$ 1.00	$ 0.78	$ 1.51	$ 1.81	$ 0.03
Diluted	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.17	$ (1.15)	$ 0.99	$ 0.78	$ 1.50	$ 1.80	$ 0.03
Restricted Stock Units (RSUs) [Member]
Denominator
Dilutive common equivalent shares									102,914	164,998	143,344
Stock Appreciation Rights (SARs) [Member]
Denominator
Dilutive common equivalent shares									10,662	3,675	5,370